Policyholder Account Balances (Summary of Policyholder Account Balances by Ranges) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 114,435	$ 110,227
Ul and Other [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	37,694	38,200	$ 38,185
Ul and Other [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	28,200	28,636
Ul and Other [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	156	157
Ul and Other [Member] | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	195	570
Ul and Other [Member] | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	29	30
Ul and Other [Member] | Greater Then 150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	3,574	3,589
Ul and Other [Member] | Minimum Crediting Rate Up to 1.00%
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 833	$ 1,157
Guaranteed Minimum Credit Rating	1.00%	1.00%
Ul and Other [Member] | Minimum Crediting Rate Up to 1.00% | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 318	$ 331
Ul and Other [Member] | Minimum Crediting Rate Up to 1.00% | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	194	569
Ul and Other [Member] | Minimum Crediting Rate Up to 1.00% | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	29	30
Ul and Other [Member] | Minimum Crediting Rate Up to 1.00% | Greater Then 150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	292	227
Ul and Other [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	3,840	3,893
Ul and Other [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	558	531
Ul and Other [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member] | Greater Then 150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	3,282	3,362
Ul and Other [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	7,374	7,437
Ul and Other [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	7,218	7,280
Ul and Other [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	156	157
Ul and Other [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 3.01 To 4.00 [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	16,283	16,663
Ul and Other [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 3.01 To 4.00 [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	16,282	16,662
Ul and Other [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 3.01 To 4.00 [Member] | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1	1
Ul and Other [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 4.01 And Greater [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 3,824	$ 3,832
Guaranteed Minimum Credit Rating	4.01%	4.01%
Ul and Other [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 4.01 And Greater [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 3,824	$ 3,832
Ul and Other [Member] | Minimum Crediting Rate Other [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 5,540	$ 5,218
Ul and Other [Member] | Minimum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	1.01%	1.01%
Ul and Other [Member] | Minimum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	2.01%	2.01%
Ul and Other [Member] | Minimum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 3.01 To 4.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	3.01%	3.01%
Ul and Other [Member] | Maximum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	2.00%	2.00%
Ul and Other [Member] | Maximum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	3.00%	3.00%
Ul and Other [Member] | Maximum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 3.01 To 4.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	4.00%	4.00%
Variable Annuities [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 22,184	$ 19,148	12,145
Variable Annuities [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	2,218	2,280
Variable Annuities [Member] | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 8	$ 9
Variable Annuities [Member] | Minimum Crediting Rate Up to 1.00%
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	1.00%	1.00%
Variable Annuities [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 12	$ 14
Variable Annuities [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	4	5
Variable Annuities [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member] | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	8	9
Variable Annuities [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	658	687
Variable Annuities [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	658	687
Variable Annuities [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 3.01 To 4.00 [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,545	1,576
Variable Annuities [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 3.01 To 4.00 [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,545	1,576
Variable Annuities [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 4.01 And Greater [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 11	$ 12
Guaranteed Minimum Credit Rating	4.01%	4.01%
Variable Annuities [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 4.01 And Greater [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 11	$ 12
Variable Annuities [Member] | Minimum Crediting Rate Other [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 19,958	$ 16,859
Variable Annuities [Member] | Minimum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	1.01%	1.01%
Variable Annuities [Member] | Minimum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	2.01%	2.01%
Variable Annuities [Member] | Minimum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 3.01 To 4.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	3.01%	3.01%
Variable Annuities [Member] | Maximum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	2.00%	2.00%
Variable Annuities [Member] | Maximum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	3.00%	3.00%
Variable Annuities [Member] | Maximum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 3.01 To 4.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	4.00%	4.00%
Fixed Annuity [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 23,365	$ 22,552	23,168
Fixed Annuity [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	4,954	4,884
Fixed Annuity [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	646	759
Fixed Annuity [Member] | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	769	1,037
Fixed Annuity [Member] | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,055	1,396
Fixed Annuity [Member] | Greater Then 150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	2,386	1,594
Fixed Annuity [Member] | Minimum Crediting Rate Up to 1.00%
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 3,869	$ 3,724
Guaranteed Minimum Credit Rating	1.00%	1.00%
Fixed Annuity [Member] | Minimum Crediting Rate Up to 1.00% | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 891	$ 656
Fixed Annuity [Member] | Minimum Crediting Rate Up to 1.00% | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	497	710
Fixed Annuity [Member] | Minimum Crediting Rate Up to 1.00% | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	589	869
Fixed Annuity [Member] | Minimum Crediting Rate Up to 1.00% | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	563	921
Fixed Annuity [Member] | Minimum Crediting Rate Up to 1.00% | Greater Then 150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,329	568
Fixed Annuity [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	2,416	2,277
Fixed Annuity [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	544	594
Fixed Annuity [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	144	32
Fixed Annuity [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member] | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	179	156
Fixed Annuity [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member] | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	492	469
Fixed Annuity [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member] | Greater Then 150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,057	1,026
Fixed Annuity [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,979	2,249
Fixed Annuity [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,973	2,214
Fixed Annuity [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	5	17
Fixed Annuity [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member] | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1	12
Fixed Annuity [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member] | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances		6
Fixed Annuity [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 3.01 To 4.00 [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,353	1,220
Fixed Annuity [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 3.01 To 4.00 [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,353	1,220
Fixed Annuity [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 4.01 And Greater [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 193	$ 200
Guaranteed Minimum Credit Rating	4.01%	4.01%
Fixed Annuity [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 4.01 And Greater [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 193	$ 200
Fixed Annuity [Member] | Minimum Crediting Rate Other [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 13,555	$ 12,882
Fixed Annuity [Member] | Minimum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	1.01%	1.01%
Fixed Annuity [Member] | Minimum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	2.01%	2.01%
Fixed Annuity [Member] | Minimum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 3.01 To 4.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	3.01%	3.01%
Fixed Annuity [Member] | Maximum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	2.00%	2.00%
Fixed Annuity [Member] | Maximum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	3.00%	3.00%
Fixed Annuity [Member] | Maximum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 3.01 To 4.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	4.00%	4.00%
Retirement Plan Services Segment [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 25,138	$ 23,579	$ 22,916
Retirement Plan Services Segment [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	12,579	14,248
Retirement Plan Services Segment [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	3,200	3,646
Retirement Plan Services Segment [Member] | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	5,286	2,478
Retirement Plan Services Segment [Member] | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	2,165	1,278
Retirement Plan Services Segment [Member] | Greater Then 150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,908	1,929
Retirement Plan Services Segment [Member] | Minimum Crediting Rate Up to 1.00%
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 9,877	$ 8,092
Guaranteed Minimum Credit Rating	1.00%	1.00%
Retirement Plan Services Segment [Member] | Minimum Crediting Rate Up to 1.00% | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 961	$ 1,054
Retirement Plan Services Segment [Member] | Minimum Crediting Rate Up to 1.00% | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,001	2,613
Retirement Plan Services Segment [Member] | Minimum Crediting Rate Up to 1.00% | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	4,304	1,683
Retirement Plan Services Segment [Member] | Minimum Crediting Rate Up to 1.00% | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,703	813
Retirement Plan Services Segment [Member] | Minimum Crediting Rate Up to 1.00% | Greater Then 150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,908	1,929
Retirement Plan Services Segment [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	5,415	5,027
Retirement Plan Services Segment [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1,774	2,736
Retirement Plan Services Segment [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	2,197	1,031
Retirement Plan Services Segment [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member] | 51-100 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	982	795
Retirement Plan Services Segment [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member] | 101-150 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	462	465
Retirement Plan Services Segment [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	2,712	2,892
Retirement Plan Services Segment [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	2,711	2,891
Retirement Plan Services Segment [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1	1
Retirement Plan Services Segment [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 3.01 To 4.00 [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	5,623	5,928
Retirement Plan Services Segment [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 3.01 To 4.00 [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	5,622	5,927
Retirement Plan Services Segment [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 3.01 To 4.00 [Member] | 1-50 Basis Points Above [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	1	1
Retirement Plan Services Segment [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 4.01 And Greater [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 1,511	$ 1,640
Guaranteed Minimum Credit Rating	4.01%	4.01%
Retirement Plan Services Segment [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 4.01 And Greater [Member] | Guaranteed Minimum Crediting Rate [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 1,511	$ 1,640
Retirement Plan Services Segment [Member] | Minimum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	1.01%	1.01%
Retirement Plan Services Segment [Member] | Minimum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	2.01%	2.01%
Retirement Plan Services Segment [Member] | Minimum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 3.01 To 4.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	3.01%	3.01%
Retirement Plan Services Segment [Member] | Maximum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 1.01 To 2.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	2.00%	2.00%
Retirement Plan Services Segment [Member] | Maximum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 2.01 To 3.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	3.00%	3.00%
Retirement Plan Services Segment [Member] | Maximum [Member] | Policyholder Account Balance Guaranteed Minimum Crediting Rate Range From 3.01 To 4.00 [Member]
Policyholder Account Balance [Line Items]
Guaranteed Minimum Credit Rating	4.00%	4.00%
Other Operations [Member]
Policyholder Account Balance [Line Items]
Policyholder account balances	$ 6,054	$ 6,748